NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of consolidated [line items]
Accumulated non-controlling interest	$ 64.0	$ 58.1
Net earnings (loss) attributable to non-controlling interests	28.2	9.5
Current assets	668.3	753.7
Non-current assets	4,706.1	3,784.2
Current liabilities	(550.6)	(630.8)
Non-current liabilities	(1,423.1)	(1,643.0)
Revenues	1,633.0	987.1
Net earnings (loss) and OCI	842.9	82.4
Net cash from (used in) operating activities	486.0	159.4
Net cash from (used in) investing activities	(582.4)	(402.3)
Net cash from (used in) financing activities	83.3	201.7
Net increase (decrease) in cash and cash equivalents	$ (20.1)	$ (39.9)
Essakane mine
Disclosure of consolidated [line items]
Percentage of voting rights held by non-controlling interests	10.00%	10.00%
Accumulated non-controlling interest	$ 64.0	$ 54.2
Net earnings (loss) attributable to non-controlling interests	27.7	6.2
Dividends paid to non-controlling interests	18.0	12.0
Current assets	324.0	330.3
Non-current assets	882.2	764.3
Current liabilities	(175.0)	(157.5)
Non-current liabilities	(234.1)	(237.4)
Net assets	797.1	699.7
Revenues	1,084.3	810.6
Net earnings (loss) and OCI	277.5	61.9
Net cash from (used in) operating activities	444.6	223.8
Net cash from (used in) investing activities	(196.9)	(137.0)
Net cash from (used in) financing activities	(185.2)	(145.8)
Net increase (decrease) in cash and cash equivalents	62.5	$ (59.0)
Rosebel Gold Mines N.V.
Disclosure of consolidated [line items]
Percentage of voting rights held by non-controlling interests		5.00%
Accumulated non-controlling interest		$ 0.0
Net earnings (loss) attributable to non-controlling interests		0.7
Dividends paid to non-controlling interests		0.0
Current assets		0.0
Non-current assets		0.0
Current liabilities		0.0
Non-current liabilities		0.0
Net assets		0.0
Revenues		47.2
Net earnings (loss) and OCI		14.4
Net cash from (used in) operating activities		15.4
Net cash from (used in) investing activities		(8.2)
Net cash from (used in) financing activities		(2.0)
Net increase (decrease) in cash and cash equivalents		$ 5.2
Boto3
Disclosure of consolidated [line items]
Percentage of voting rights held by non-controlling interests		10.00%
Accumulated non-controlling interest		$ 0.0
Net earnings (loss) attributable to non-controlling interests		(0.2)
Dividends paid to non-controlling interests		0.0
Current assets		0.0
Non-current assets		0.0
Current liabilities		0.0
Non-current liabilities		0.0
Net assets		0.0
Revenues		0.0
Net earnings (loss) and OCI		(1.9)
Net cash from (used in) operating activities		(3.5)
Net cash from (used in) investing activities		(3.2)
Net cash from (used in) financing activities		5.2
Net increase (decrease) in cash and cash equivalents		(1.5)
Subsidiaries with non-material non-controlling Interests
Disclosure of consolidated [line items]
Dividends paid to non-controlling interests	$ 0.0	$ 1.7